Incentive Stock Plan - Schedule of Option Activity Under Stock Plan (Details) - The 2021 Incentive Stock Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Incentive Stock Plan - Schedule of Option Activity Under Stock Plan (Details) [Line Items]
Options, number of shares (in shares)	215,625		167,561
Options, weighted average exercise price (in dollars per share)	$ 8.97		$ 11.68
Options, weighted average remaining life (Year)	7 years 4 months 6 days	8 years 4 months 13 days	8 years 9 months 10 days
Issued, number of shares (in shares)	0	78,750
Issued, weighted average exercise price (in dollars per share)	$ 0	$ 3.59
Issued, weighted average remaining life (Year)		10 years
Forfeited, number of shares (in shares)	(71,500)	(30,686)
Forfeited, weighted average exercise price (in dollars per share)	$ 6.03	$ 9.9
Forfeited, weighted average remaining life (Year)	6 years 6 months 21 days	8 years 9 months 10 days
Exercised, number of shares (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Options, number of shares (in shares)	144,125	215,625
Options, weighted average exercise price (in dollars per share)	$ 9.09	$ 8.97